21 Loans and Financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Final maturity	The term of these securities ranges from 1 to 52 months from the end of the reporting period.
Loans and financing	R$ 3,142,383	R$ 4,047,307	R$ 3,759,505
Gross debt	3,168,710	4,079,383
Transaction cost	(26,327)	(32,076)
Net debt	3,142,383	4,047,307
Loans and financing, current	255,521	1,113,047
Loans and financing, noncurrent	2,886,862	2,934,260
Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing	108,983	104,751	89,270
Loans and financing, noncurrent	R$ 103,646
Foreign Currency [Member] | National Treasury Department (STN - Secretaria do Tesouro Nacional) [Member] | Par Bond [Member]
Disclosure of detailed information about borrowings [line items]
Contract	Par Bond
Company	Copel
Allocation	Debt negotiation
Guarantees	Guarantees deposited (21.1).
Issue date	May 20, 1998
Number of installments	1
Final maturity	Apr. 11, 2024
Finance charges	Half-yearly
Contractual financial charges p.y.	6.0% + 0.20%
Effective interest rate p.y.	6.0% + 0.20%
Contract amount	R$ 17,315
Loans and financing	R$ 64,325	61,837
Foreign Currency [Member] | National Treasury Department (STN - Secretaria do Tesouro Nacional) [Member] | Discount Bond [Member]
Disclosure of detailed information about borrowings [line items]
Contract	Discount Bond
Company	Copel
Allocation	Debt negotiation
Guarantees	Guarantees deposited (21.1).
Issue date	May 20, 1998
Number of installments	1
Final maturity	Apr. 11, 2024
Finance charges	Half-yearly
Contractual financial charges p.y.	3.5% + 0.20%
Effective interest rate p.y.	3.5% + 0.20%
Contract amount	R$ 12,082
Loans and financing	44,658	42,914
Local Currency [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing	3,033,400	3,942,556	R$ 3,670,235
Loans and financing, noncurrent	R$ 2,830,614
Local Currency [Member] | Promissory Notes [Member]
Disclosure of detailed information about borrowings [line items]
Contract	Promissory notes
Company	Copel GeT
Allocation	Payment of the first installment of debentures and cash enhancement of Copel Get.
Guarantees	Surety of Copel.
Issue date	May 12, 2017
Number of installments	1
Final maturity	May 12, 2019
Finance charges	Single installment
Contractual financial charges p.y.	117% of DI
Effective interest rate p.y.	117% of DI
Contract amount	R$ 500,000
Loans and financing		572,419
Local Currency [Member] | Banco Do Brasil [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 679,976	1,016,039
Local Currency [Member] | Banco Do Brasil [Member] | CCB 330.600.773 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	CCB 330.600.773
Company	Copel DIS
Allocation	Working capital.
Guarantees	Credit assignment.
Issue date	Jul. 11, 2014
Number of installments	3
Final maturity	Jul. 11, 2019
Finance charges	Half-yearly
Contractual financial charges p.y.	111.8% of DI
Effective interest rate p.y.	111.8% of DI
Contract amount	R$ 116,667
Loans and financing		40,173
Local Currency [Member] | Banco Do Brasil [Member] | CFX 17/35959-7 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	CFX 17/35959-7
Company	Copel DIS
Allocation	Working capital.
Guarantees	Credit assignment.
Issue date	May 16, 2017
Number of installments	2
Final maturity	May 06, 2019
Finance charges	Quarterly
Contractual financial charges p.y.	12.00%
Effective interest rate p.y.	12.00%
Contract amount	R$ 75,000
Loans and financing		38,262
Local Currency [Member] | Banco Do Brasil [Member] | CCB 21/00851-5 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	CCB 21/00851-5
Company	Copel DIS
Allocation	Working capital.
Guarantees	Credit assignment.
Issue date	Jun. 30, 2017
Number of installments	2
Final maturity	Jun. 13, 2019
Finance charges	Quarterly
Contractual financial charges p.y.	11.00%
Effective interest rate p.y.	11.00%
Contract amount	R$ 38,889
Loans and financing		19,644
Local Currency [Member] | Banco Do Brasil [Member] | CCB 17/35960-0 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	CCB 17/35960-0
Company	Copel DIS
Allocation	Working capital.
Guarantees	Credit assignment.
Issue date	Jul. 27, 2017
Number of installments	2
Final maturity	Jul. 17, 2019
Finance charges	Quarterly
Contractual financial charges p.y.	11.00%
Effective interest rate p.y.	11.00%
Contract amount	R$ 50,333
Loans and financing		51,681
Local Currency [Member] | Banco Do Brasil [Member] | CFX 17/35958-9 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	CFX 17/35958-9
Company	Copel DIS
Allocation	Working capital.
Guarantees	Credit assignment.
Issue date	Aug. 15, 2017
Number of installments	2
Final maturity	Aug. 05, 2019
Finance charges	Quarterly
Contractual financial charges p.y.	11.00%
Effective interest rate p.y.	11.00%
Contract amount	R$ 58,333
Loans and financing		59,366
Local Currency [Member] | Banco Do Brasil [Member] | NCI 330.600.132 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	NCI 330.600.132
Company	Copel HOL
Allocation	Working capital.
Guarantees	Credit assignment.
Issue date	Feb. 28, 2007
Number of installments	3
Final maturity	Feb. 28, 2019
Finance charges	Half-yearly
Contractual financial charges p.y.	107.8% of DI
Effective interest rate p.y.	107.8% of DI
Contract amount	R$ 231,000
Loans and financing		78,735
Local Currency [Member] | Banco Do Brasil [Member] | CCB 306.401.381 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	CCB 306.401.381
Company	Copel HOL
Allocation	Working capital.
Guarantees	Credit assignment.
Issue date	Dec. 19, 2019
Number of installments	5
Final maturity	Mar. 25, 2022
Finance charges	Quarterly
Contractual financial charges p.y.	120.00% of DI
Effective interest rate p.y.	126.99% of DI
Contract amount	R$ 640,005
Loans and financing	R$ 640,530	648,953
Local Currency [Member] | Banco Do Brasil [Member] | NCI 306.401.445 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	NCI 306.401.445
Company	Copel HOL
Allocation	Working capital.
Guarantees	Credit assignment.
Issue date	Feb. 24, 2017
Number of installments	2
Final maturity	Feb. 15, 2020
Finance charges	Half-yearly
Contractual financial charges p.y.	124.5% of DI
Effective interest rate p.y.	136.15% of DI
Contract amount	R$ 77,000
Loans and financing	39,446	648,953
Local Currency [Member] | Banco Do Brasil [Member] | Contract [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing		79,225
Local Currency [Member] | Eletrobras [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 10,934	21,622
Local Currency [Member] | Eletrobras [Member] | 981/95 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	981/95
Company	Copel DIS
Allocation	National Program for Watering - Proni. Rural Electricity Program - Luz para Todos.
Guarantees	Own revenue; issue of promissory notes and commercial duplicates.
Issue date	Dec. 22, 1994
Number of installments	80
Final maturity	Aug. 15, 2019
Finance charges	Quarterly
Contractual financial charges p.y.	8.00%
Effective interest rate p.y.	8.00%
Contract amount	R$ 1,169
Loans and financing		49
Local Currency [Member] | Eletrobras [Member] | 982/95 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	982/95
Company	Copel DIS
Allocation	National Program for Watering - Proni. Rural Electricity Program - Luz para Todos.
Guarantees	Own revenue; issue of promissory notes and commercial duplicates.
Issue date	Dec. 22, 1994
Number of installments	80
Final maturity	Nov. 15, 2019
Finance charges	Quarterly
Contractual financial charges p.y.	8.00%
Effective interest rate p.y.	8.00%
Contract amount	R$ 1,283
Loans and financing		24
Local Currency [Member] | Eletrobras [Member] | 983/95 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	983/95
Company	Copel DIS
Allocation	National Program for Watering - Proni. Rural Electricity Program - Luz para Todos.
Guarantees	Own revenue; issue of promissory notes and commercial duplicates.
Issue date	Dec. 22, 1994
Number of installments	80
Final maturity	Nov. 15, 2020
Finance charges	Quarterly
Contractual financial charges p.y.	8.00%
Effective interest rate p.y.	8.00%
Contract amount	R$ 11
Loans and financing	R$ 26	51
Local Currency [Member] | Eletrobras [Member] | 984/95 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	984/95
Company	Copel DIS
Allocation	National Program for Watering - Proni. Rural Electricity Program - Luz para Todos.
Guarantees	Own revenue; issue of promissory notes and commercial duplicates.
Issue date	Dec. 22, 1994
Number of installments	80
Final maturity	Nov. 15, 2020
Finance charges	Quarterly
Contractual financial charges p.y.	8.00%
Effective interest rate p.y.	8.00%
Contract amount	R$ 14
Loans and financing	R$ 11	22
Local Currency [Member] | Eletrobras [Member] | 985/95 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	985/95
Company	Copel DIS
Allocation	National Program for Watering - Proni. Rural Electricity Program - Luz para Todos.
Guarantees	Own revenue; issue of promissory notes and commercial duplicates.
Issue date	Dec. 22, 1994
Number of installments	80
Final maturity	Aug. 15, 2021
Finance charges	Quarterly
Contractual financial charges p.y.	8.00%
Effective interest rate p.y.	8.00%
Contract amount	R$ 61
Loans and financing	R$ 11	17
Local Currency [Member] | Eletrobras [Member] | 206/07 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	206/07
Company	Copel DIS
Allocation	National Program for Watering - Proni. Rural Electricity Program - Luz para Todos.
Guarantees	Own revenue; issue of promissory notes and commercial duplicates.
Issue date	Mar. 03, 2008
Number of installments	120
Final maturity	Aug. 30, 2020
Finance charges	Monthly
Contractual financial charges p.y.	5.0% + 1.0%
Effective interest rate p.y.	5.05%
Contract amount	R$ 109,642
Loans and financing	R$ 5,953	14,882
Local Currency [Member] | Eletrobras [Member] | 273/09 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	273/09
Company	Copel DIS
Allocation	National Program for Watering - Proni. Rural Electricity Program - Luz para Todos.
Guarantees	Own revenue; issue of promissory notes and commercial duplicates.
Issue date	Feb. 18, 2010
Number of installments	120
Final maturity	Dec. 30, 2022
Finance charges	Monthly
Contractual financial charges p.y.	5.0% + 1.0%
Effective interest rate p.y.	5.0% + 1.0%
Contract amount	R$ 63,944
Loans and financing	4,933	6,577
Local Currency [Member] | Caixa Econonica Federal [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 13,741	15,794
Local Currency [Member] | Caixa Econonica Federal [Member] | 415.855-22/14 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	415.855-22/14
Company	Copel DIS
Allocation	Rural Electricity Program - Luz para Todos. Acquisition of machinery, equipment and IT and automation equipment.
Guarantees	Own revenue; issue of promissory notes and commercial duplicates.
Issue date	Mar. 31, 2015
Number of installments	120
Final maturity	Dec. 08, 2026
Finance charges	Monthly
Contractual financial charges p.y.	6.00%
Effective interest rate p.y.	6.00%
Contract amount	R$ 16,984
Loans and financing	R$ 13,410	15,298
Local Currency [Member] | Caixa Econonica Federal [Member] | 3153-352 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	3153-352
Company	Copel DIS
Allocation	Rural Electricity Program - Luz para Todos. Acquisition of machinery, equipment and IT and automation equipment.
Guarantees	Assignment of trade notes receivable.
Issue date	Nov. 01, 2016
Number of installments	36
Final maturity	Dec. 15, 2021
Finance charges	Quarterly
Contractual financial charges p.y.	5.5 % above TJLP
Effective interest rate p.y.	5.5 % above TJLP
Contract amount	R$ 1,156
Loans and financing	331	496
Local Currency [Member] | Finep [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 4,845	10,659
Local Currency [Member] | Finep [Member] | 21120105-00 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	21120105-00
Company	Copel Tel
Allocation	BEL project - ultra wide band intranet service (Ultra Wide Band - UWB).
Guarantees	Lock of proceeds received in current account.
Issue date	Jul. 17, 2012
Number of installments	81
Final maturity	Oct. 15, 2020
Finance charges	Monthly
Contractual financial charges p.y.	4.00%
Effective interest rate p.y.	4.39%
Contract amount	R$ 35,095
Loans and financing	R$ 2,626	5,778
Local Currency [Member] | Finep [Member] | 21120105-00 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	21120105-00
Company	Copel Tel
Allocation	BEL project - ultra wide band intranet service (Ultra Wide Band - UWB).
Guarantees	Lock of proceeds received in current account.
Issue date	Jul. 17, 2012
Number of installments	81
Final maturity	Oct. 15, 2020
Finance charges	Monthly
Contractual financial charges p.y.	3.5% + TR
Effective interest rate p.y.	3.88% + TR
Contract amount	R$ 17,103
Loans and financing	2,219	4,881
Local Currency [Member] | BNDES [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 2,254,424	2,230,775
Local Currency [Member] | BNDES [Member] | 820989.1 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	820989.1
Company	Copel GeT
Allocation	Implementation of Mauá HPP.
Guarantees	Revenue from energy sales from the plant.
Issue date	Mar. 17, 2009
Number of installments	179
Final maturity	Jan. 15, 2028
Finance charges	Monthly
Contractual financial charges p.y.	1.63% above TJLP
Effective interest rate p.y.	1.63% above TJLP
Contract amount	R$ 169,500
Loans and financing	R$ 95,807	107,324
Local Currency [Member] | BNDES [Member] | 1120952.1 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	1120952.1
Company	Copel GeT
Allocation	Implementation of transmission line between Foz do Iguaçu and Cascavel Oeste substations.
Guarantees	Assignment of receivables; revenue from energy transmission services.
Issue date	Dec. 16, 2011
Number of installments	168
Final maturity	Apr. 15, 2026
Finance charges	Monthly
Contractual financial charges p.y.	1.82% above TJLP
Effective interest rate p.y.	1.82% above TJLP
Contract amount	R$ 44,723
Loans and financing	R$ 21,090	24,344
Local Currency [Member] | BNDES [Member] | 1220768.1 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	1220768.1
Company	Copel GeT
Allocation	Implementation of Cavernoso II SHP.
Guarantees	Revenue from energy sales from the plant.
Issue date	Sep. 28, 2012
Number of installments	192
Final maturity	Jul. 15, 2029
Finance charges	Monthly
Contractual financial charges p.y.	1.36% above TJLP
Effective interest rate p.y.	1.36% above TJLP
Contract amount	R$ 73,122
Loans and financing	R$ 46,240	50,908
Local Currency [Member] | BNDES [Member] | 13211061 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	13211061
Company	Copel GeT
Allocation	Implementation of Colíder HPP.
Guarantees	Assignment of receivables
Issue date	Dec. 04, 2013
Number of installments	192
Final maturity	Oct. 15, 2031
Finance charges	Monthly
Contractual financial charges p.y.	0% and 1.49% above TJLP
Effective interest rate p.y.	6.43% and 7.68%
Contract amount	R$ 1,041,155
Loans and financing	R$ 817,329	844,940
Local Currency [Member] | BNDES [Member] | 13210331 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	13210331
Company	Copel GeT
Allocation	Implementation of Cerquilho III substation.
Guarantees	Assignment of receivables
Issue date	Dec. 03, 2013
Number of installments	168
Final maturity	Aug. 15, 2028
Finance charges	Monthly
Contractual financial charges p.y.	1.49% and 1.89% above TJLP
Effective interest rate p.y.	1.49% and 1.89% above TJLP
Contract amount	R$ 17,644
Loans and financing	R$ 11,385	12,659
Local Currency [Member] | BNDES [Member] | 15206041 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	15206041
Company	Copel GeT
Allocation	Implementation of transmission line Assis - Paraguaçu Paulista II.
Guarantees	Assignment of receivables
Issue date	Dec. 28, 2015
Number of installments	168
Final maturity	Jun. 15, 2030
Finance charges	Monthly
Contractual financial charges p.y.	2.42% above TJLP
Effective interest rate p.y.	9.04%
Contract amount	R$ 34,265
Loans and financing	R$ 22,419	24,477
Local Currency [Member] | BNDES [Member] | 15205921 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	15205921
Company	Copel GeT
Allocation	Implementation of transmission lines Londrina - Figueira and Salto Osório - Foz do Chopim.
Guarantees	Assignment of receivables
Issue date	Dec. 28, 2015
Number of installments	168
Final maturity	Dec. 15, 2029
Finance charges	Monthly
Contractual financial charges p.y.	2.32% above TJLP
Effective interest rate p.y.	8.93%
Contract amount	R$ 21,584
Loans and financing	R$ 13,526	14,832
Local Currency [Member] | BNDES [Member] | 18205101 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	18205101
Company	Copel GeT
Allocation	Implementation of Baixo Iguaçu HPP.
Guarantees	Assignment of receivables
Issue date	Nov. 22, 2018
Number of installments	192
Final maturity	Jun. 15, 2035
Finance charges	Monthly
Contractual financial charges p.y.	1.94% above TJLP
Effective interest rate p.y.	8.50%
Contract amount	R$ 194,000
Loans and financing	R$ 196,827	162,229
Local Currency [Member] | BNDES [Member] | 14205611-A [Member]
Disclosure of detailed information about borrowings [line items]
Contract	14205611-A
Company	Copel DIS
Allocation	Preservation of business, improvements, operating support and general investments in the expansion and consolidation of projects and social investment programs of companies (ISE).
Guarantees	Surety of Copel; assignment of revenues and indemnity rights under the concession.
Issue date	Dec. 15, 2014
Number of installments	72
Final maturity	Jan. 15, 2021
Finance charges	Monthly
Contractual financial charges p.y.	2.09% above TJLP
Effective interest rate p.y.	8.37%
Contract amount	R$ 41,583
Loans and financing	R$ 7,611	14,591
Local Currency [Member] | BNDES [Member] | 14205611-B [Member]
Disclosure of detailed information about borrowings [line items]
Contract	14205611-B
Company	Copel DIS
Allocation	Preservation of business, improvements, operating support and general investments in the expansion and consolidation of projects and social investment programs of companies (ISE).
Guarantees	Surety of Copel; assignment of revenues and indemnity rights under the concession.
Issue date	Dec. 15, 2014
Number of installments	6
Final maturity	Feb. 15, 2021
Finance charges	Annual
Contractual financial charges p.y.	2.09 above TR BNDES
Effective interest rate p.y.	2.09 above TR BNDES
Contract amount	R$ 17,821
Loans and financing	R$ 8,288	11,992
Local Currency [Member] | BNDES [Member] | 14205611-C [Member]
Disclosure of detailed information about borrowings [line items]
Contract	14205611-C
Company	Copel DIS
Allocation	Preservation of business, improvements, operating support and general investments in the expansion and consolidation of projects and social investment programs of companies (ISE).
Guarantees	Surety of Copel; assignment of revenues and indemnity rights under the concession.
Issue date	Dec. 15, 2014
Number of installments	113
Final maturity	Jun. 15, 2024
Finance charges	Monthly
Contractual financial charges p.y.	6.00%
Effective interest rate p.y.	6.00%
Contract amount	R$ 78,921
Loans and financing	R$ 35,267	43,097
Local Currency [Member] | BNDES [Member] | 14205611-D [Member]
Disclosure of detailed information about borrowings [line items]
Contract	14205611-D
Company	Copel DIS
Allocation	Preservation of business, improvements, operating support and general investments in the expansion and consolidation of projects and social investment programs of companies (ISE).
Guarantees	Surety of Copel; assignment of revenues and indemnity rights under the concession.
Issue date	Dec. 15, 2014
Number of installments	57
Final maturity	Feb. 15, 2021
Finance charges	Monthly
Contractual financial charges p.y.	TJLP
Effective interest rate p.y.	TJLP
Contract amount	R$ 750
Loans and financing	R$ 11	20
Local Currency [Member] | BNDES [Member] | 14.2.1271.1 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	14.2.1271.1
Company	Santa Maria
Allocation	Construction and implementation of wind generating plants.
Guarantees	Surety of Copel; pledge of shares; assignment of receivables and revenues.
Issue date	Jun. 01, 2015
Number of installments	192
Final maturity	Aug. 15, 2031
Finance charges	Monthly
Contractual financial charges p.y.	1.66% above TJLP
Effective interest rate p.y.	8.26%
Contract amount	R$ 71,676
Loans and financing	R$ 45,582	49,336
Local Currency [Member] | BNDES [Member] | 14.2.1272.1 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	14.2.1272.1
Company	Santa Helena
Allocation	Construction and implementation of wind generating plants.
Guarantees	Surety of Copel; pledge of shares; assignment of receivables and revenues.
Issue date	Jun. 01, 2015
Number of installments	192
Final maturity	Aug. 15, 2031
Finance charges	Monthly
Contractual financial charges p.y.	1.66% above TJLP
Effective interest rate p.y.	8.26%
Contract amount	R$ 82,973
Loans and financing	R$ 49,458	53,531
Local Currency [Member] | BNDES [Member] | 11211521 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	11211521
Company	GE Farol
Allocation	Construction and implementation of wind generating plants.
Guarantees	Pledge of shares; assignment of receivables from energy sales from the project; assignment of machinery and equipment.
Issue date	Mar. 19, 2012
Number of installments	192
Final maturity	Jun. 15, 2030
Finance charges	Monthly
Contractual financial charges p.y.	2.34% above TJLP
Effective interest rate p.y.	2.34% above TJLP
Contract amount	R$ 54,100
Loans and financing	R$ 41,388	45,158
Local Currency [Member] | BNDES [Member] | 11211531 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	11211531
Company	GE Boa Vista
Allocation	Construction and implementation of wind generating plants.
Guarantees	Pledge of shares; assignment of receivables from energy sales from the project; assignment of machinery and equipment.
Issue date	Mar. 19, 2012
Number of installments	192
Final maturity	Jun. 15, 2030
Finance charges	Monthly
Contractual financial charges p.y.	2.34% above TJLP
Effective interest rate p.y.	2.34% above TJLP
Contract amount	R$ 40,050
Loans and financing	R$ 30,598	33,385
Local Currency [Member] | BNDES [Member] | 11211541 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	11211541
Company	GE S.B. do Norte
Allocation	Construction and implementation of wind generating plants.
Guarantees	Pledge of shares; assignment of receivables from energy sales from the project; assignment of machinery and equipment.
Issue date	Mar. 19, 2012
Number of installments	192
Final maturity	Jun. 15, 2030
Finance charges	Monthly
Contractual financial charges p.y.	2.34% above TJLP
Effective interest rate p.y.	2.34% above TJLP
Contract amount	R$ 90,900
Loans and financing	R$ 69,394	75,715
Local Currency [Member] | BNDES [Member] | 11211551 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	11211551
Company	GE Olho D'Água
Allocation	Construction and implementation of wind generating plants.
Guarantees	Pledge of shares; assignment of receivables from energy sales from the project; assignment of machinery and equipment.
Issue date	Mar. 19, 2012
Number of installments	192
Final maturity	Jun. 15, 2030
Finance charges	Monthly
Contractual financial charges p.y.	2.34% above TJLP
Effective interest rate p.y.	2.34% above TJLP
Contract amount	R$ 97,000
Loans and financing	R$ 74,112	80,862
Local Currency [Member] | BNDES [Member] | 18204611 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	18204611
Company	Cutia
Allocation	Construction and implementation of wind generating plants.
Guarantees	Pledge of shares; assignment of receivables.
Issue date	Oct. 25, 2018
Number of installments	192
Final maturity	Jul. 15, 2035
Finance charges	Monthly
Contractual financial charges p.y.	2.04% above TJLP
Effective interest rate p.y.	8.37%
Contract amount	R$ 619,405
Loans and financing	R$ 611,457	517,083
Local Currency [Member] | BNDES [Member] | 13212221 - A [Member]
Disclosure of detailed information about borrowings [line items]
Contract	13212221 - A
Company	Costa Oeste
Allocation	Implementation of transmission line between Cascavel Oeste and Umuarama Sul substations and implementation of Umuarama Sul substation.
Guarantees	Assignment of receivables; 100% of pledged shares.
Issue date	Dec. 03, 2013
Number of installments	168
Final maturity	Nov. 30, 2028
Finance charges	Monthly
Contractual financial charges p.y.	1.95% + TJLP
Effective interest rate p.y.	1.95% + TJLP
Contract amount	R$ 27,634
Loans and financing	R$ 19,203	21,291
Local Currency [Member] | BNDES [Member] | 13212221 - B [Member]
Disclosure of detailed information about borrowings [line items]
Contract	13212221 - B
Company	Costa Oeste
Allocation	Implementation of transmission line between Cascavel Oeste and Umuarama Sul substations and implementation of Umuarama Sul substation.
Guarantees	Assignment of receivables; 100% of pledged shares.
Issue date	Dec. 03, 2013
Number of installments	106
Final maturity	Sep. 30, 2023
Finance charges	Monthly
Contractual financial charges p.y.	3.5%
Effective interest rate p.y.	3.5%
Contract amount	R$ 9,086
Loans and financing	R$ 2,992	3,789
Local Currency [Member] | BNDES [Member] | 14205851 - A [Member]
Disclosure of detailed information about borrowings [line items]
Contract	14205851 - A
Company	Marumbi
Allocation	Implementation of transmission line between Curitiba and Curitiba Leste and implementation of Curitiba Leste substation.
Guarantees	Assignment of receivables; 100% of pledged shares.
Issue date	Jul. 08, 2014
Number of installments	168
Final maturity	Jun. 30, 2029
Finance charges	Monthly
Contractual financial charges p.y.	2.00% + TJLP
Effective interest rate p.y.	2.00% + TJLP
Contract amount	R$ 33,460
Loans and financing	R$ 24,627	27,134
Local Currency [Member] | BNDES [Member] | 14205851 - B [Member]
Disclosure of detailed information about borrowings [line items]
Contract	14205851 - B
Company	Marumbi
Allocation	Implementation of transmission line between Curitiba and Curitiba Leste and implementation of Curitiba Leste substation.
Guarantees	Assignment of receivables; 100% of pledged shares.
Issue date	Jul. 08, 2014
Number of installments	106
Final maturity	Apr. 30, 2024
Finance charges	Monthly
Contractual financial charges p.y.	6.00%
Effective interest rate p.y.	6.00%
Contract amount	R$ 21,577
Loans and financing	9,813	12,076
Local Currency [Member] | Banco do Brasil BNDES Transfer [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 95,807	107,324
Local Currency [Member] | Banco do Brasil BNDES Transfer [Member] | 21/02000-0 [Member]
Disclosure of detailed information about borrowings [line items]
Contract	21/02000-0
Company	Copel GeT
Allocation	Implementation of Mauá HPP.
Guarantees	Revenue from energy sales from the plant.
Issue date	Apr. 16, 2009
Number of installments	179
Final maturity	Jan. 15, 2028
Finance charges	Monthly
Contractual financial charges p.y.	2.13% above TJLP
Effective interest rate p.y.	2.13% above TJLP
Contract amount	R$ 169,500
Loans and financing	R$ 95,807	R$ 107,324